July 14, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Evergreen Equity Trust (the "Trust")

                Post-Effective Amendment No. 98 to Registration Statement on

                Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.  This Amendment is being filed by the registrant on behalf Evergreen Intrinsic Value Fund (the “Fund”), which became effective on July 11, 2006.

Since the Fund is a newly registered series of the Registrant and, as such, does not yet have performance to report to shareholders, the Fund proposes to include in its prospectus information relating to the performance of certain private accounts managed by Metropolitan West Capital Management, LLC, the Fund’s sub-advisor.  The presentation of performance will be made in accordance with the conditions stated in the GE Funds’ No-action Letter (publicly available February 7, 1997) as well as the Nicholas-Applegate Mutual Funds’ No-action Letter (publicly available August 6, 1996).

Further, the Registrant hereby requests that the effectiveness of the proposed amended Registration Statement be accelerated to July 25, 2006.

If you have any questions or would like further information, please call me at (617) 210-3676.

Sincerely yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy

Enclosure